COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended							12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Royalties [Member] Chief Scientist [Member] USD ($)	Dec. 31, 2013 Royalties [Member] Chief Scientist [Member] Minimum [Member]	Dec. 31, 2013 Royalties [Member] Chief Scientist [Member] Maximum [Member]	Dec. 31, 2013 Royalties [Member] The U.S. Partner [Member] USD ($)	Dec. 31, 2013 Operating Lease [Member] USD ($)	Dec. 31, 2012 Operating Lease [Member] USD ($)	Dec. 31, 2011 Operating Lease [Member] USD ($)	Mar. 31, 2013 Litigation [Member] Plaintiff Seeking Finders Fee [Member] USD ($)	Mar. 31, 2013 Litigation [Member] Plaintiff Seeking Finders Fee [Member] ILS	Mar. 31, 2000 Litigation [Member] Plaintiff Seeking Finders Fee [Member] USD ($)	Dec. 31, 2013 Financial And Other Covenants [Member] USD ($)
Loss Contingencies [Line Items]
2014								$ 419,000
2015								277,000
2016								192,000
2017								9,000
Total operating lease expense								897,000
Lease expense								452,000	355,000	276,000
Percentage rate of royalty owed					3.00%	5.00%
Accrued royalties				3,000,000			370,000
Royalty expenses	101,000	40,000	416,000
Royalty terms				Under the terms of the Company's funding from the Chief Scientist, royalties of 3% - 5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked with the addition of annual interest at LIBOR rate).
Damages paid to plaintiff in lawsuit													75,000
Damages being sought											1,800,000	6,200,000
Investor's investment must exceed, amount													500,000	20,000,000
Percentage rate of shareholders' equity that must exceed total assets														45.00%
Adjusted EBITDA must exceed, amount														$ 1,500,000
Additional terms of financial covenant														The ratio between Net Debt (defined as all liabilities to banks and financial institutions minus the company's cash and cash equivalents) and Adjusted EBITDA (as defined in the Financing Agreement) must be below 5 in 2012 and below 4 in 2013 and thereafter.